SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
VAT receivables	$ 2,755	$ 2,214
Prepaid expenses	1,707	2,512
Deferred charges	1,735	1,273
Tax receivables	843	596
Employees	215	58
Income receivable	858	332
Advance payments to suppliers	3,611	1,197
Short-term deferred taxes	69	66
Financial instruments	1,949	0
Other	1,018	1,895
Other current assets	$ 14,760	$ 10,143